Loans (Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 203,900	$ 193,468
30 to 59 Days Past Due		1,897
60 to 89 Days Past Due	250	867
Non-Accrual	4,769	6,197
Total Past Due	5,019	8,961
Financing Receivable, Net	208,919	202,429
Real Estate: [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	171,591	162,747
30 to 59 Days Past Due		1,889
60 to 89 Days Past Due	237	867
Non-Accrual	3,896	6,197
Total Past Due	4,133	8,953
Financing Receivable, Net	175,724	171,700
One-to-four-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	86,125	87,715
30 to 59 Days Past Due		1,889
60 to 89 Days Past Due	237	867
Non-Accrual	3,824	6,068
Total Past Due	4,061	8,824
Financing Receivable, Net	90,186	96,539
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	25,773	21,241
Financing Receivable, Net	25,773	21,241
Non-residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	50,660	43,401
Financing Receivable, Net	50,660	43,401
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	935	398
Financing Receivable, Net	935	398
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	8,098	9,992
Non-Accrual	72	129
Total Past Due	72	129
Financing Receivable, Net	8,170	10,121
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	32,206	30,646
60 to 89 Days Past Due	13
Non-Accrual	873
Total Past Due	886
Financing Receivable, Net	33,092	30,646
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	103	75
30 to 59 Days Past Due		8
Total Past Due		8
Financing Receivable, Net	$ 103	$ 83